Financial Instruments, Summary of Derivative Instruments Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Total Derivative Assets	$ 58	$ 56
Total Derivative Liabilities	(31)	(19)
Net Derivative (Liability) Asset	27	37
Derivatives Designated as Hedging Instruments [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Total Derivative Assets	26	29
Derivatives Designated as Hedging Instruments [Member] | Foreign exchange contracts - forwards [Member] | Other current assets [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Total Derivative Assets	37	19
Derivatives Designated as Hedging Instruments [Member] | Foreign exchange contracts - forwards [Member] | Other current liabilities [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Total Derivative Liabilities	(11)	(1)
Derivatives Designated as Hedging Instruments [Member] | Interest rate swaps [Member] | Other long-term assets [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Total Derivative Assets	0	11
Not Designated as Hedging Instrument [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Total Derivative Assets	1	8
Not Designated as Hedging Instrument [Member] | Foreign exchange contracts - forwards [Member] | Other current assets [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Total Derivative Assets	21	26
Not Designated as Hedging Instrument [Member] | Foreign exchange contracts - forwards [Member] | Other current liabilities [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Total Derivative Liabilities	$ (20)	$ (18)